Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥)	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Assets
Trading derivative assets	¥ 9,932,000,000,000	¥ 11,997,000,000,000
Available-for-sale debt securities	47,099,281,000,000	47,117,813,000,000
Equity securities	6,313,287,000,000	6,222,920,000,000
Liabilities
Trading derivative liabilities	9,426,000,000,000	11,714,000,000,000
Obligation to return securities received as collateral	5,975,000,000,000	6,582,000,000,000
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Assets
Trading derivative assets	87,000,000,000
Available-for-sale debt securities	2,265,674,000,000
Liabilities
Trading derivative liabilities	17,000,000,000
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	36,214,999,000,000	35,273,211,000,000
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	4,016,073,000,000	3,731,513,000,000
Foreign government and official institution bonds
Assets
Available-for-sale debt securities	3,392,260,000,000	2,926,963,000,000
Corporate bonds
Assets
Available-for-sale debt securities	1,089,325,000,000	1,134,270,000,000
Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,705,002,000,000	1,467,130,000,000
Commercial mortgage-backed securities
Assets
Available-for-sale debt securities	495,368,000,000	464,565,000,000
Asset-backed securities
Assets
Available-for-sale debt securities	1,402,729,000,000	1,384,485,000,000
Other debt securities
Assets
Available-for-sale debt securities	177,079,000,000	171,578,000,000
Commercial paper
Assets
Available-for-sale debt securities	872,120,000,000	564,098,000,000
Fair Value, Measurements, Recurring
Assets
Trading account assets:	35,369,555,000,000	32,360,686,000,000
Trading derivative assets	9,918,837,000,000	11,981,438,000,000
Available-for-sale debt securities	49,364,955,000,000	47,117,813,000,000
Equity securities	5,886,905,000,000	5,805,061,000,000
Other	867,717,000,000	1,263,701,000,000
Total	101,407,969,000,000	98,528,699,000,000
Liabilities
Trading securities sold, not yet purchased	79,268,000,000	261,138,000,000
Trading derivative liabilities	9,465,044,000,000	11,756,415,000,000
Obligation to return securities received as collateral	5,974,802,000,000	6,581,759,000,000
Other	495,378,000,000	556,341,000,000
Total	16,014,492,000,000	19,155,653,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	1,069,273,000,000	1,135,409,000,000	¥ 1,116,285,000,000	¥ 881,017,000,000
Fair Value, Measurements, Recurring | Trading derivatives—net
Liabilities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	28,476,000,000	25,027,000,000	¥ 20,236,000,000	¥ 3,477,000,000
Fair Value, Measurements, Recurring | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Assets
Trading derivative assets	86,916,000,000
Available-for-sale debt securities	2,265,674,000,000
Liabilities
Trading derivative liabilities	17,250,000,000
Fair Value, Measurements, Recurring | Level 1
Assets
Trading account assets:	19,693,104,000,000	18,439,146,000,000
Trading derivative assets	143,235,000,000	136,515,000,000
Available-for-sale debt securities	34,410,091,000,000	34,010,613,000,000
Equity securities	5,640,412,000,000	5,530,077,000,000
Other	830,251,000,000	1,202,230,000,000
Total	60,717,093,000,000	59,318,581,000,000
Liabilities
Trading securities sold, not yet purchased	73,815,000,000	260,149,000,000
Trading derivative liabilities	142,480,000,000	150,750,000,000
Obligation to return securities received as collateral	5,869,080,000,000	6,484,452,000,000
Other	0	0
Total	6,085,375,000,000	6,895,351,000,000
Fair Value, Measurements, Recurring | Level 2
Assets
Trading account assets:	14,976,853,000,000	13,165,127,000,000
Trading derivative assets	9,707,756,000,000	11,774,865,000,000
Available-for-sale debt securities	14,679,359,000,000	12,817,584,000,000
Equity securities	196,343,000,000	229,415,000,000
Other	21,922,000,000	42,687,000,000
Total	39,582,233,000,000	38,029,678,000,000
Liabilities
Trading securities sold, not yet purchased	5,453,000,000	989,000,000
Trading derivative liabilities	9,283,194,000,000	11,560,634,000,000
Obligation to return securities received as collateral	105,722,000,000	97,307,000,000
Other	491,802,000,000	558,553,000,000
Total	9,886,171,000,000	12,217,483,000,000
Fair Value, Measurements, Recurring | Level 3
Assets
Trading account assets:	699,598,000,000	756,413,000,000
Trading derivative assets	67,846,000,000	70,058,000,000
Available-for-sale debt securities	275,505,000,000	289,616,000,000
Equity securities	50,150,000,000	45,569,000,000
Other	15,544,000,000	18,784,000,000
Total	1,108,643,000,000	1,180,440,000,000
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	39,370,000,000	45,031,000,000
Obligation to return securities received as collateral	0	0
Other	3,576,000,000	(2,212,000,000)
Total	42,946,000,000	42,819,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	36,214,999,000,000	35,273,211,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities	32,188,385,000,000	32,073,409,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities	4,026,614,000,000	3,199,802,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	4,016,073,000,000	3,731,513,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities	4,016,073,000,000	3,731,513,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Foreign government and official institution bonds
Assets
Available-for-sale debt securities	3,392,260,000,000	2,926,963,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities	2,221,706,000,000	1,937,204,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities	1,153,086,000,000	973,041,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities	17,468,000,000	16,718,000,000
Fair Value, Measurements, Recurring | Corporate bonds
Assets
Available-for-sale debt securities	1,089,325,000,000	1,134,270,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Corporate bonds | Level 2
Assets
Available-for-sale debt securities	1,086,177,000,000	1,134,108,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 3
Assets
Available-for-sale debt securities	3,148,000,000	162,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,705,002,000,000	1,467,130,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities	1,704,987,000,000	1,467,115,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities	15,000,000	15,000,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets
Available-for-sale debt securities	495,368,000,000	464,565,000,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities	494,189,000,000	462,966,000,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities	1,179,000,000	1,599,000,000
Fair Value, Measurements, Recurring | Asset-backed securities
Assets
Available-for-sale debt securities	1,402,729,000,000	1,384,485,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities	1,285,923,000,000	1,247,565,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities	116,806,000,000	136,920,000,000
Fair Value, Measurements, Recurring | Other debt securities
Assets
Available-for-sale debt securities	177,079,000,000	171,578,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 2
Assets
Available-for-sale debt securities	40,190,000,000	37,376,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 3
Assets
Available-for-sale debt securities	136,889,000,000	134,202,000,000
Fair Value, Measurements, Recurring | Commercial paper
Assets
Available-for-sale debt securities	872,120,000,000	564,098,000,000
Fair Value, Measurements, Recurring | Commercial paper | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Commercial paper | Level 2
Assets
Available-for-sale debt securities	872,120,000,000	564,098,000,000
Fair Value, Measurements, Recurring | Commercial paper | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Marketable equity securities
Assets
Equity securities	5,836,755,000,000	5,759,492,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 1
Assets
Equity securities	5,640,412,000,000	5,530,077,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 2
Assets
Equity securities	196,343,000,000	229,415,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities
Assets
Equity securities	50,150,000,000	45,569,000,000
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 2
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 3
Assets
Equity securities	50,150,000,000	45,569,000,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets
Trading derivative assets	6,430,000,000,000	7,717,955,000,000
Liabilities
Trading derivative liabilities	6,138,159,000,000	7,361,129,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 1
Assets
Trading derivative assets	26,988,000,000	23,906,000,000
Liabilities
Trading derivative liabilities	10,020,000,000	10,696,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 2
Assets
Trading derivative assets	6,375,295,000,000	7,673,031,000,000
Liabilities
Trading derivative liabilities	6,122,010,000,000	7,343,594,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 3
Assets
Trading derivative assets	27,717,000,000	21,018,000,000
Liabilities
Trading derivative liabilities	6,129,000,000	6,839,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets
Trading derivative assets	3,153,343,000,000	3,910,162,000,000
Liabilities
Trading derivative liabilities	2,948,428,000,000	4,022,141,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	2,136,000,000	929,000,000
Liabilities
Trading derivative liabilities	981,000,000	977,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	3,145,866,000,000	3,896,713,000,000
Liabilities
Trading derivative liabilities	2,944,304,000,000	4,015,927,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	5,341,000,000	12,520,000,000
Liabilities
Trading derivative liabilities	3,143,000,000	5,237,000,000
Fair Value, Measurements, Recurring | Equity contracts
Assets
Trading derivative assets	215,947,000,000	231,575,000,000
Liabilities
Trading derivative liabilities	238,280,000,000	237,418,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 1
Assets
Trading derivative assets	114,111,000,000	111,680,000,000
Liabilities
Trading derivative liabilities	131,479,000,000	139,077,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 2
Assets
Trading derivative assets	93,698,000,000	113,586,000,000
Liabilities
Trading derivative liabilities	100,806,000,000	92,655,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 3
Assets
Trading derivative assets	8,138,000,000	6,309,000,000
Liabilities
Trading derivative liabilities	5,995,000,000	5,686,000,000
Fair Value, Measurements, Recurring | Commodity contracts
Assets
Trading derivative assets	23,642,000,000	26,897,000,000
Liabilities
Trading derivative liabilities	23,695,000,000	26,960,000,000
Fair Value, Measurements, Recurring | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 2
Assets
Trading derivative assets	0	1,000,000
Liabilities
Trading derivative liabilities	0	1,000,000
Fair Value, Measurements, Recurring | Commodity contracts | Level 3
Assets
Trading derivative assets	23,642,000,000	26,896,000,000
Liabilities
Trading derivative liabilities	23,695,000,000	26,959,000,000
Fair Value, Measurements, Recurring | Credit derivatives
Assets
Trading derivative assets	95,220,000,000	93,888,000,000
Liabilities
Trading derivative liabilities	116,162,000,000	108,540,000,000
Fair Value, Measurements, Recurring | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Credit derivatives | Level 2
Assets
Trading derivative assets	92,897,000,000	91,534,000,000
Liabilities
Trading derivative liabilities	116,074,000,000	108,457,000,000
Fair Value, Measurements, Recurring | Credit derivatives | Level 3
Assets
Trading derivative assets	2,323,000,000	2,354,000,000
Liabilities
Trading derivative liabilities	88,000,000	83,000,000
Fair Value, Measurements, Recurring | Other
Assets
Trading derivative assets	685,000,000	961,000,000
Liabilities
Trading derivative liabilities	320,000,000	227,000,000
Fair Value, Measurements, Recurring | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 2
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 3
Assets
Trading derivative assets	685,000,000	961,000,000
Liabilities
Trading derivative liabilities	320,000,000	227,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds
Assets
Trading account assets:	7,613,508,000,000	7,201,833,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 1
Assets
Trading account assets:	7,271,079,000,000	6,800,379,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 2
Assets
Trading account assets:	342,429,000,000	401,454,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 3
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds
Assets
Trading account assets:	136,983,000,000	193,936,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 1
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 2
Assets
Trading account assets:	136,983,000,000	193,936,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 3
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds
Assets
Trading account assets:	10,711,851,000,000	9,959,753,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 1
Assets
Trading account assets:	10,285,602,000,000	9,508,030,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 2
Assets
Trading account assets:	424,816,000,000	450,443,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 3
Assets
Trading account assets:	1,433,000,000	1,280,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds
Assets
Trading account assets:	2,835,731,000,000	2,711,811,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 1
Assets
Trading account assets:	4,222,000,000	5,123,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 2
Assets
Trading account assets:	2,830,826,000,000	2,706,611,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 3
Assets
Trading account assets:	683,000,000	77,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities
Assets
Trading account assets:	7,788,583,000,000	6,167,340,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 1
Assets
Trading account assets:	0	27,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 2
Assets
Trading account assets:	7,788,583,000,000	6,166,313,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 3
Assets
Trading account assets:	0	1,000,000,000
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities
Assets
Trading account assets:	1,374,216,000,000	1,382,517,000,000
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 1
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 2
Assets
Trading account assets:	1,118,202,000,000	1,045,706,000,000
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 3
Assets
Trading account assets:	256,014,000,000	336,811,000,000
Fair Value, Measurements, Recurring | Debt securities | Other debt securities
Assets
Trading account assets:	279,952,000,000	277,635,000,000
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 1
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 2
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 3
Assets
Trading account assets:	279,952,000,000	277,635,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper
Assets
Trading account assets:	1,237,124,000,000	1,001,233,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 1
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 2
Assets
Trading account assets:	1,237,124,000,000	1,001,233,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 3
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Equity securities
Assets
Trading account assets:	3,391,607,000,000	3,464,628,000,000
Fair Value, Measurements, Recurring | Equity securities | Net Asset Value Of Private Equity Funds Member
Liabilities
Investment securities valued at net asset value	135,905,000,000	102,255,000,000
Unfunded commitments	84,769,000,000	97,413,000,000
Fair Value, Measurements, Recurring | Equity securities | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Assets
Trading account assets:	2,733,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 1
Assets
Trading account assets:	2,132,201,000,000	2,125,587,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 2
Assets
Trading account assets:	1,097,890,000,000	1,199,431,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 3
Assets
Trading account assets:	161,516,000,000	139,610,000,000
Fair Value, Measurements, Recurring | Real Estate Funds | Nonmarketable equity securities
Liabilities
Investment securities valued at net asset value	27,726,000,000	27,395,000,000
Unfunded commitments	1,023,000,000	1,006,000,000
Fair Value, Measurements, Recurring | Private Equity and Other Funds | Nonmarketable equity securities
Liabilities
Investment securities valued at net asset value	38,207,000,000	34,390,000,000
Unfunded commitments	¥ 8,927,000,000	¥ 4,758,000,000